General (Details) - USD ($) $ in Millions	1 Months Ended
	Aug. 31, 2020	Nov. 02, 2021
Nasdaq [Member] | IPO [Member]
General (Details) [Line Items]
Proceeds received from the IPO	$ 169
Bisiness Acquisition [Member]
General (Details) [Line Items]
Percentage of acquisition shares		100.00%